Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill and other intangible assets
Note 26: Goodwill and other intangible assets[1]

	Goodwill £m	Acquired value of in-force business £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost[2]:
At 1 January 2022	2,664	834	596	1,002	538	6,451	12,085
Exchange and other adjustments	–	–	–	–	–	(1)	(1)
Additions and acquisitions	335	–	5	–	34	1,452	1,826
Disposals and write-offs	–	–	(12)	–	–	(186)	(198)
At 31 December 2022	2,999	834	589	1,002	572	7,716	13,712
Exchange and other adjustments	–	–	–	–	–	–	–
Additions and acquisitions	143	–	2	–	180	1,494	1,819
Disposals and write-offs	–	–	–	–	(70)	(292)	(362)
At 31 December 2023	3,142	834	591	1,002	682	8,918	15,169
Accumulated amortisation:
At 1 January 2022	344	637	216	621	538	3,016	5,372
Exchange and other adjustments	–	1	–	1	3	(7)	(2)
Charge for the year[3]	–	22	–	70	–	833	925
Disposals and write-offs	–	–	(12)	–	–	(186)	(198)
At 31 December 2022	344	660	204	692	541	3,656	6,097
Exchange and other adjustments	–	–	–	–	3	(3)	–
Charge for the year[3]	–	20	1	70	9	1,028	1,128
Disposals and write-offs	–	–	–	–	(70)	(292)	(362)
At 31 December 2023	344	680	205	762	483	4,389	6,863
Balance sheet amount at 31 December 2023[4]	2,798	154	386	240	199	4,529	8,306
Balance sheet amount at 31 December 2022[4]	2,655	174	385	310	31	4,060	7,615
1    See note 1 regarding changes to presentation.
2    For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.
3    The charge for the year is recognised in operating expenses (note 14).
4    Includes core deposit intangible of £nil, cost of £2,770 million and accumulated amortisation of £2,770 million.
Goodwill
On 21 February 2023, Lloyds Bank Asset Finance Limited, a wholly owned subsidiary of the Group, acquired 100 per cent of the ordinary share capital of Hamsard 3352 Limited (Tusker), which together with its subsidiaries operates a vehicle management and leasing business. The acquisition, which supports the Group’s sustainability ambitions, will enable the Group to expand its salary sacrifice proposition within motor finance. The total fair value of the purchase consideration was £331 million, settled in cash, and the business has been consolidated into the Group’s results since 21 February 2023. The acquisition is expected to provide significant growth opportunities and funding synergies. Goodwill of £143 million has been recognised on the transaction. None of the goodwill recognised is deductible for tax purposes. Acquisition-related costs of £3 million have been included in operating expenses for the year ended 31 December 2023. The revenue included in the consolidated statement of comprehensive income since 21 February 2023 contributed by Tusker was £171 million, with net loss after tax of £11 million over the same period. Had Tusker been consolidated from 1 January 2023, the consolidated statement of comprehensive income would have included revenue of £196 million and a net loss after tax of £6 million.
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash-generating unit; of the total balance of £2,798 million (2022: £2,655 million), £2,171 million, or 78 per cent (2022: £2,171 million, 82 per cent) has been allocated to the Life and pensions cash-generating unit; £302 million, or 11 per cent (2022: £302 million, 11 per cent) has been allocated to the Credit card cash-generating unit in the Group’s Retail division; and £309 million, or 11 per cent (2022: £166 million, 6 per cent) to the Motor business cash-generating units, both in the Group’s Retail division.
The recoverable amount of the goodwill relating to Scottish Widows is based on a value-in-use calculation. The calculation uses pre-tax projections of future cash flows based upon budgets and plans approved by management covering a four-year period, the related run-off of existing business in-force and a discount rate (pre-tax) of 11.0 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes, product mix and margins having regard to expected market conditions (which will reflect current and future risks, such as climate and expected economic activity conditions) and competitor activity. The discount rate is determined with reference to internal measures and available industry information. New business cash flows beyond the four-year period have been extrapolated using a reducing balance growth rate that falls from 3.5 per cent to 2.0 per cent after 20 years, which does not exceed the long-term average growth rate for the life assurance market. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Scottish Widows to fall below its balance sheet carrying value.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.5 per cent, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes having regard to expected market conditions and competitor activity. The cash flows beyond the four-year period are extrapolated using a growth rate of 3.5 per cent which does not exceed the long-term average growth rates for the markets in which the Motor business participates. Management believes that any reasonably possible change in the key assumptions, including from the impacts of climate change or climate-related legislation, would not cause the recoverable amount of the goodwill relating to the Motor business to fall below the balance sheet carrying value.
Note 26: Goodwill and other intangible assets continued
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.5 per cent, based on the Group’s cost of equity. This is equivalent to a pre-tax rate of 14.0 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in credit card volumes having regard to expected market conditions and competitor activity. The cash flows beyond the four-year period assume 3.5 per cent growth, which does not exceed the long-term average growth rates for the markets in which the Cards business participates. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Credit cards to fall below the balance sheet carrying value.
Other intangible assets
The acquired value of in-force non-participating investment contracts includes £93 million (2022: £106 million) in relation to OEIC business.
The brand arising from the acquisition of Bank of Scotland in 2009 is recognised on the Group’s balance sheet and has been determined to have an indefinite useful life. The carrying value at 31 December 2023 was £380 million (2022: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections for a four-year period of the income generated by the Bank of Scotland cash-generating unit, a discount rate of 10.5 per cent and a future growth rate of 3.5 per cent. Management believes that any reasonably possible change in the key assumptions would not cause the recoverable amount of the Bank of Scotland brand to fall below its balance sheet carrying value.